Note 31 - Related Party Transactions (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)
Related Parties Amount in Cost of Sales	€ 41	€ 62
Due to Related Parties, Current, Total	0			€ 0
Revenue from Related Parties	161	€ 483
Accounts Receivable, Related Parties, Current	€ 0			€ 0
EDAP Technomed Co Ltd. [Member] | JAPAN | Loans Payable [Member]
Debt Instrument, Face Amount | ¥					¥ 80,000,000
EDAP Technomed Sdn Bdh [Member] | Malaysia 1 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount | RM			RM 90,000